Summary of Significant Accounting Policies - Useful Lives of Intangible Assets (Details)	6 Months Ended
Jun. 30, 2021
Acquired content | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	3 years
Acquired content | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	4 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	4 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	6 years
Other Intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	3 years
Other Intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	10 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible asset, useful life (in years)	20 years